Allowance for expected credit losses - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	£ (584,365)	£ (578,584)
Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Upside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Severe downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Probability of default weight (in percent)	10.00%	10.00%
Retail – UK mortgages
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	£ (312,280)	£ (306,215)
Accumulated impairment
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	3,453	4,021
Accumulated impairment | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	(40)	(156)
Accumulated impairment | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	354	340
Accumulated impairment | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	185
Accumulated impairment | Retail – UK mortgages
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	848	1,105	£ 1,207
Accumulated impairment | Retail – UK mortgages | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	132	63
Accumulated impairment | Retail – UK mortgages | Other £m | Mortgage Accounts In Specific Segments
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	13	23
Accumulated impairment | Retail – UK mortgages | Other £m | Repossession risk
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	110	106
Accumulated impairment | Retail – UK mortgages | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	0
Accumulated impairment | Retail – UK mortgages | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	61
Accumulated impairment | Commercial Banking
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	874	1,002
Accumulated impairment | Commercial Banking | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	(255)	(280)
Accumulated impairment | Commercial Banking | Other £m | Loss given default alignment (LGD)
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	(80)	(105)
Accumulated impairment | Commercial Banking | Other £m | Corporate insolvency rates
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	(248)	(287)
Accumulated impairment | Commercial Banking | Other £m | Corporate Income Gearing (CIG)
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	36	0
Accumulated impairment | Commercial Banking | Other £m | Commercial Real Estate Price Reduction
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	35	65
Accumulated impairment | Commercial Banking | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	354	340
Accumulated impairment | Commercial Banking | Individually assessed £m | Minimum
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	309	291
Accumulated impairment | Commercial Banking | Individually assessed £m | Maximum
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	437	413
Accumulated impairment | Commercial Banking | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	0
Accumulated impairment | Retail – credit cards
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	579	699
Accumulated impairment | Retail – credit cards | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	(7)	15
Accumulated impairment | Retail – credit cards | Other £m | Extension of modelled lifetime on retail revolving products
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	55	67
Accumulated impairment | Retail – credit cards | Other £m | Loss given default alignment (LGD)
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	(57)	(50)
Accumulated impairment | Retail – credit cards | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	0
Accumulated impairment | Retail – credit cards | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	92
Accumulated impairment | Other Retail | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	90	46
Accumulated impairment | Other Retail | Other £m | Extension of modelled lifetime on retail revolving products
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	10	10
Accumulated impairment | Other Retail | Other £m | Loss given default alignment (LGD)
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	47	37
Accumulated impairment | Other Retail | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	0
Accumulated impairment | Other Retail | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	32
Accumulated impairment | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	£ 3,188	£ 3,707